CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Interest Income and Other Income (Loss), Net (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Interest income
Bank deposits	₽ 3,720	$ 50.1	₽ 3,279	₽ 2,755
Other	895	12.0	590	560
Total interest income	4,615	62.1	3,869	3,315
Other Income/ (Loss), net
Foreign exchange gains/(losses)	235	3.2	2,752	(1,288)
Contribution to a not-for-profit organization	(1,500)	(20.2)
Income from investments in venture capital fund	667	9.0	89
Loss on divestment of Yandex Money			(926)
Other	(619)	(8.3)	406	94
Total other income/(loss), net	₽ (1,217)	$ (16.3)	₽ 2,321	₽ (1,194)